TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2022
Major components of tax expense (income) [abstract]
Disclosure of detailed information about Income tax expense (benefit) [Table Text Block]
	Year ended December 31,
	2022	2021	2020

Current	$688	$243	$25
Deferred, net	(1,810)	278	(66)
Income tax from previous years	(16)	(21)	303

	$(1,138)	$500	$262

Disclosure of detailed information about deferred taxes [Table Text Block]

	Statements of financial position
	December 31,
	2022	2021

Deferred tax assets:

Carryforward tax losses and other	$731	$2
Other deferred tax assets	32	14

	763	16
Deferred tax liabilities:

Inventory and biological assets	—	863
Intangible assets	1,285	5,721
Other	47	7

	1,332	6,591

Deferred tax liabilities, net	$(569)	$(6,575)

Disclosure of detailed information about deferred tax assets and liabilities [Table Text Block]
	December 31,
	2022	2021

Non-current assets	$763	$16

Non-current liabilities	$1,332	$6,591

Disclosure of detailed information about reconciliation of tax expense and accounting profit [Table text Block]

	Year ended December 31,
	2022	2021	2020

Loss before income tax	$(26,060)	$(164)	$(28,472)

Statutory tax rate in Canada 26.5%	(6,906)	(43)	(7,545)

Increase (decrease) in income tax due to:

Non-deductible expenses (non-taxable income), net for tax purposes	1,764	(4,208)	6,306
Effect of different tax rate of subsidiaries	599	310	161
Adjustments in respect of current income tax of previous years	(16)	(21)	303
Recognition (derecognition) of tax benefit in respect of losses of previous years	-	846	(830)
Unrecognized tax benefit in respect of loss for the year	4,037	4,093	1,771

Other adjustments	(616)	(477)	96

Income tax expense (benefit)	$(1,138)	$500	$262